Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,190,027	$ 2,551,834	$ 3,862,716
Inventory	6,884	6,884	6,580
Prepaid expenses	41,229	14,902	15,665
Deposit - Related Party			98,480
Total Current Assets	1,238,140	2,573,620	3,983,441
Property and Equipment, net	46,533	66,640	87,861
Investment in gold bullions (cost $450,216 and $450,216, respectively)	635,845	493,236	437,251
Operating lease right-of-use asset, net	98,666	95,808	58,849
Security deposit	7,174	3,518	3,518
Total Assets	2,026,358	3,232,822	4,570,920
Current Liabilities
Operating lease liability, current	57,518	41,789	39,200
Loan payable		35,244	95,244
Total Current Liabilities	9,340,819	8,885,610	8,072,083
Long Term Liabilities
Operating lease liability, net of current	42,548	54,368	20,697
Total Liabilities	9,383,367	8,939,978	8,092,780
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	12,231,624	11,354,213	10,834,729
Accumulated Deficit	(52,234,044)	(49,686,780)	(46,657,000)
Total Stockholders’ Deficit	(7,357,009)	(5,707,156)	(3,521,860)
Total Liabilities and Stockholders’ Deficit	2,026,358	3,232,822	4,570,920
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,237,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock value	27,385,611	27,385,611	27,060,611
Common Class B [Member]
Stockholders’ Deficit
Common stock value
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	514,449	541,637	540,339
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	7,086,560	6,584,648	5,715,008
Note payable - related party	1,617,000	1,617,000	1,617,000
Royalty agreement payable - related party	$ 65,292	$ 65,292	$ 65,292